Common Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock Warrants [Abstract]
Schedule of Warrant Activity

The following table summarizes all warrant activity of the Company for the six months ended June 30, 2026:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)
Balance outstanding at December 31, 2025	2,478,848	$85.38	4.58
Granted	1,768,315	4.30	5.26
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Balance outstanding at June 30, 2026	4,247,163	8.93	4.08
Exercisable at June 30, 2026	2,366,017	11.94	3.51

The following table summarizes all stock warrant activity of the Company for the year ended December 31, 2025 :

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)
Balance outstanding at December 31, 2024	180,707	$85.38	4.58
Issued	2,298,141	5.49	3.66
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Balance outstanding at December 31, 2025	2,478,848	$11.31	3.66
Exercisable at December 31, 2025	2,178,848	$11.91	3.77

Schedule of Assumptions Used	The warrant liability was valued based on the following inputs for the Series A and Series B Warrants, respectively:

Input	June 30, 2026	December 31, 2025
Exercise price	$75.95	$75.95
Stock price	$5.33	$4.53
Volatility	162.5% and 114.5%	155.6% and 151.3%
Discount rate	4.15% and 3.98%	3.61% and 3.48%
Expected dividend	—	—
Expected life (years)	3.14 and 0.64	3.64 and 1.13
The warrant liability was valued based on the following inputs for the warrants:

Input	December 31, 2025 (Initial Measurement)	December 31, 2024
Exercise price	$6.32 - $75.95	$28.70 and $1.75
Stock price	$4.53 and $7.41	$7.26
Volatility	140.44% - 163.82%	131% and 167%
Discount rate	3.47% - 3.63%	4.36%
Dividends	—	—
Expected life (years)	1.13 - 5.01	4.64

Schedule of Reconciliation of Changes in the Company’s Level 3 Warrant Liability

The following tables present a reconciliation of changes in the Company’s Level 3 warrant liability for the three and six months ended June 30, 2026:

Ending balance, December 31, 2025	$479,747
Exercises	—
Change in fair value of warrant liability	8,857
Ending balance, March 31, 2026	488,603
Exercises	—
Change in fair value of warrant liability	66,702
Ending balance, June 30, 2026	$555,306

The following tables present a reconciliation of changes in the Company’s Level 3 warrant liability for the three and six months ended June 30, 2025:

Ending balance, December 31, 2024	$799,284
Exercises	—
Change in fair value of warrant liability	(408,562)
Ending balance, March 31, 2025	390,722
Exercises	—
Change in fair value of warrant liability	(62,112)
Ending balance, June 30, 2025	$328,610